Average Annual Total Returns - FidelityGNMAFund-PRO - FidelityGNMAFund-PRO - Fidelity GNMA Fund	Sep. 28, 2024
Fidelity GNMA Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.43%
Past 5 years	0.34%
Past 10 years	1.30%
Fidelity GNMA Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.93%
Past 5 years	(0.51%)
Past 10 years	0.40%
Fidelity GNMA Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.18%
Past 5 years	(0.09%)
Past 10 years	0.61%
LB020
Average Annual Return:
Past 1 year	5.40%
Past 5 years	0.34%
Past 10 years	1.34%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%